Equity and Share Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity and Share Based Payments
Equity and Share Based Payments

Note 12. — Equity and Share Based Payments

Redeemable Preferred Stock

As discussed within Note 11. — Commitments and Contingencies, on July 15, 2021, the Maryland Court of Appeals issued its decision affirming the decisions of the Maryland Circuit Court and the Court of Special Appeals granting summary judgment in favor of the plaintiffs on the Preferred B voting rights language interpretation. Accordingly, the 2009 Article Amendments to the 2004 Series B Articles Supplementary were not validly adopted and the 2004 Series B Articles Supplementary remained in effect.

As a result, as of June 30, 2022, the Company has cumulative undeclared dividends in arrears of approximately $19.9 million, or approximately $29.88 per outstanding share of Preferred B, thereby increasing the liquidation value to approximately $54.88 per share. Additionally, every quarter the cumulative undeclared dividends in arrears will increase by $0.5859 per Preferred B share, or approximately $390 thousand. The accrued and unpaid dividends on the Preferred B are payable only upon declaration by the Board of Directors, and the liquidation preference, inclusive of Preferred B cumulative undeclared dividends in arrears, is only payable upon voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs. In addition, once the Circuit Court determines basis for an appropriate record date, the Company will be required to pay an amount equal to three quarters of dividends on the Preferred B stock under the 2004 Preferred B Articles Supplementary (approximately $1.2 million, which had been previously accrued for). Co-Plaintiff Camac Fund LP called for a special meeting of the Preferred B stockholders for the election of two additional directors, which was originally convened at approximately 9:00 a.m. pacific time on October 13, 2021. A quorum was not present at the meeting as originally convened and all of the shares present at the Special Meeting voted in favor of adjourning the Special Meeting to Tuesday, November 23, 2021 at 9:00 a.m., Pacific Time. A quorum was not present at the meeting as reconvened on Tuesday, November 23, 2021 at 9:00 a.m. pacific time, and the Special Meeting was further adjourned to January 6, 2022 at 9:00 a.m. pacific time. At the reconvened Special Meeting held on Thursday, January 6, 2022, a quorum was not present, and the meeting was concluded. As a quorum was not established at the Special Meeting, no Preferred Directors have yet been elected by the holders of Preferred B shares.

At June 30, 2022, the Company had $71.7 million in outstanding liquidation preference of Preferred B and Preferred C stock (including cumulative unpaid dividends in the case of the Preferred B stock). The holders of each series of Preferred Stock, which carry limited voting rights and are redeemable at the option of the Company, retain the right to a $25.00 per share liquidation preference (plus cumulative unpaid dividends in the case of the Preferred B stock) in the event of a liquidation of the Company and the right to receive dividends on the Preferred Stock if any such dividends are declared (and, in the case of the Preferred B stock, before any dividends or other distributions are made to holders of junior stock, including the Company’s common stock).

On April 29, 2022, the Company entered into voting agreements (the Voting Agreements), with certain holders of outstanding shares of Preferred B stock, Preferred C stock and common stock, which were subsequently amended on or after June 21, 2022, requiring parties to the Voting Agreements to vote in favor of proposed amendments to the provisions of the Company’s charter setting forth the terms of the Preferred B stock and Preferred C stock (the Proposed Amendments) to (1) permit closing of a proposed exchange offer, described below (the Exchange Offer), without payment of any accrued or accumulated dividends on any outstanding shares of Preferred B stock or Preferred C stock, and (2) provide that, following the effectiveness of the Proposed Amendments and the Exchange Offer, the remaining outstanding shares of Preferred B stock and Preferred C stock would be subject to redemption at the election of the Company or the holders of any outstanding shares of Preferred B stock or Preferred C stock, as the case may be, for the following redemption consideration: (i) for each outstanding share of Preferred B stock, (a) cash in the amount of $3.00 or, if the payment of cash in the Exchange Offer would cause the Company to violate the Cash Consideration Restrictions described below, thirty (30) shares of a new series of Preferred Stock (the New Proposed Preferred Stock) and (b) 13.33 shares of Common Stock and (ii) for each outstanding share of Preferred C stock, (a) cash in the amount of $0.10 or, if the payment of cash in the Exchange Offer would cause the Company to violate the Cash Consideration Restrictions, one (1) share of New Preferred Stock; (b) 1.25 shares of Common Stock and (c) 1.5 warrants to purchase 1.5 shares of Common Stock at a purchase price of $5.00 per share of Common Stock.

A violation of the Cash Consideration Restrictions will occur if the occurrence of an action would cause (i) the Company to violate the restrictions on payment of distributions to stockholders under section 2-311 of the Maryland General Corporation Law (the MGCL), (ii) any material breach of or default under the terms and conditions of any obligation of the Company, including any agreement relating to its indebtedness, or (iii) the Company to violate any restriction or prohibition of any law rule or regulation applicable to the Company or of any order, judgment or decree of any court or administrative agency.

The New Preferred Stock will rank senior to the Preferred B stock and the Preferred C stock as to dividends and upon liquidation; be non-participating, and bear cumulative cash dividends from and including the original issue date at a fixed rate equal to 8.25% per annum (equivalent to a fixed annual amount of $.00825 per share of New Preferred Stock); bear a liquidation preference of $0.10 per share; and be mandatorily redeemable by the Company on the 60th day, or such earlier date as the Company may fix, after the date of any public announcement by the Company of annual or quarterly financial statements that indicate that payment of the redemption price would not cause the Company to violate the restrictions on payment of distributions to stockholders under section 2-311 of the MGCL unless, before such redemption date, the Company’s Board of Directors determines in good faith that the payment by the Company of the redemption price for the New Preferred Stock and for any stock ranking on parity with the New Preferred Stock with respect to redemption and which have become redeemable as of the applicable redemption date would cause the Company to violate the Cash Consideration Restrictions, or (B) any date fixed by the Company not more than sixty (60) days after any determination by the Company’s Board of Directors (which the Board, or a committee thereof, is obligated to undertake after the release of annual and quarterly financial statements and upon any capital raise) in good faith that the payment by the Company of the redemption price for the New Preferred Stock and any stock ranking on parity with the New Preferred Stock with respect to redemption rights which have become redeemable as of such redemption date would not cause us to violate the Cash Consideration Restrictions. The Company currently intends to redeem the New Preferred Stock for cash promptly when it is legally and contractually permitted to do so, but if the Company is unable to raise additional capital, it may be unable to redeem the New Preferred Stock.

In the proposed Exchange Offer, the Company currently intends to offer to repurchase each outstanding share of Preferred B stock and each outstanding share of Preferred C stock in exchange for the corresponding redemption consideration described above, subject to potential reduction as a result of any attorneys’ fees or costs ordered or that may be ordered to be paid to the attorneys representing holders of Preferred B stock or any order entered by a court in respect of such petition. Closing of the Exchange Offer, if effected by the Company, is expected to be contingent upon, among other conditions, the approval of the Proposed Amendments by the stockholders of the Company, which will require the affirmative vote of holders of at least each of 66 2/3% of the outstanding shares of Preferred B stock, 66 2/3% of the outstanding shares of Preferred C stock and shares of Common Stock entitled to cast a majority of votes entitled to be cast, and acceptance for record of the Proposed Amendments by the State Department of Assessments and Taxation of Maryland. The Voting Agreements also limit transferability of the shares of Preferred B stock, Preferred C stock and Common Stock during the term of the Voting Agreement and certain holders of Preferred B stock and Preferred C stock have also agreed, as part of the Voting Agreements, to trading limitations in connection with any Common Stock they receive in the Exchange Offer or as part of the redemption.

Common and preferred dividends are included in the reconciliation of earnings per share beginning July 15, 2021, which was the date the Maryland Court of Appeals affirmed the decision in granting summary judgment in favor of the plaintiffs on the Preferred B voting rights. Cumulative preferred dividends, whether or not declared, are reflected in basic and diluted earnings per share in accordance with FASB ASC 260-10-45-11, despite not being accrued for on the consolidated balance sheets.

Share Based Payments

The following table summarizes activity, pricing and other information for the Company’s stock options for the six months ended June 30, 2022:

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Options outstanding at the beginning of the year	570,228	$7.89
Options granted	—	—
Options exercised	—	—
Options forfeited/cancelled	(10,000)	3.39
Options outstanding at the end of the period	560,228	7.97
Options exercisable at the end of the period	518,874	$8.34

As of June 30, 2022, there was approximately $54 thousand of total unrecognized compensation cost related to stock option compensation arrangements granted under the plan, net of estimated forfeitures. That cost is expected to be recognized over the remaining weighted average period of 1.6 years.

The following table summarizes activity, pricing and other information for the Company’s RSU’s for the six months ended June 30, 2022:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
RSUs outstanding at beginning of the year	397,829	$4.11
RSUs granted	—	—
RSUs issued	(153,251)	4.32
RSUs forfeited/cancelled	(18,333)	3.85
RSUs outstanding at end of the period	226,245	$3.99

As of June 30, 2022, there was approximately $604 thousand of total unrecognized compensation cost related to the RSU compensation arrangements granted under the plan. That cost is expected to be recognized over the remaining weighted average period of 1.3 years.

The following table summarizes activity, pricing and other information for the Company’s DSU’s for the six months ended June 30, 2022:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
DSUs outstanding at the beginning of the year	54,500	$6.61
DSUs granted	—	—
DSUs issued	(15,000)	3.75
DSUs forfeited/cancelled	—	—
DSUs outstanding at the end of the period	39,500	$7.70

As of June 30, 2022, there was no unrecognized compensation cost related to the DSU compensation arrangements granted under the plan.

Note 14. — Share Based Payments and Employee Benefit Plans

The Company maintains an equity-based incentive compensation plan, the terms of which are governed by the 2020 Equity Incentive Plan (the 2020 Incentive Plan). The 2020 Incentive Plan provides for the grant of stock appreciation rights, RSUs, DSUs, performance shares and other stock and cash-based incentive awards. Employees, directors, consultants or other persons providing services to the Company or its affiliates are eligible to receive awards pursuant to the 2020 Incentive Plan. In connection with the adoption of the 2020 Incentive Plan, the Company’s 2010 Omnibus Incentive Plan (2010 Plan), which was scheduled to expire in July 2020, was frozen for new grants. The 2010 Plan will remain in place only for the issuance of shares of common stock pursuant to equity compensation awards outstanding under the 2010 Plan, which awards will continue to be governed by the terms of the 2010 Plan. As of December 31, 2021, the aggregate number of shares reserved under the 2020 Incentive Plan and 2010 Plan, is 2,000,000 and 952,646 shares, respectively, and there were 1,477,760 shares available for grant as stock options, RSUs, DSUs or other stock and cash-based incentive awards under the 2020 Incentive Plan. The Company issues new shares of common stock to satisfy stock option exercises, RSU vesting, DSU issuances and other stock-based incentive awards.

The fair value of options granted, which is amortized to expense over the option service period, is estimated on the date of grant with the following weighted average assumptions:

	For the Year Ended December 31,
	2021	2020
Risk-free interest rate	0.50%	1.45%
Expected lives (in years)	4.54	4.94
Expected volatility	77.55%	61.21%
Expected dividend yield	0.00%	0.00%
Fair value per share	$1.96	$3.13

The following table summarizes activity, pricing and other information for the Company’s stock options for the years presented below:

	For the Year Ended December 31,
	2021		2020
		Weighted-		Weighted-
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Options outstanding at the beginning of the year	524,357	$8.58	914,470	$8.10
Options granted	85,154	3.29	30,000	5.34
Options exercised	—	—	(9,500)	4.84
Options forfeited/cancelled	(39,283)	7.15	(410,613)	7.35
Options outstanding at the end of the period	570,228	7.89	524,357	8.58
Options exercisable at the end of the period	406,361	$9.65	327,366	$11.46

The aggregate intrinsic value in the following table represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $1.11 and $3.04 per common share as of December 31, 2021 and 2020, respectively. Aggregate intrinsic value represents the amount of proceeds the option holders would have received had all option holders exercised their options and sold the stock as of that date.

	As of December 31,
	2021		2020

	Weighted-		Weighted-
	Average	Aggregate	Average	Aggregate
	Remaining	Intrinsic	Remaining	Intrinsic
	Life	Value	Life	Value
	(Years)	(in thousands)	(Years)	(in thousands)
Options outstanding at end of year	6.17	$—	6.77	$—
Options exercisable at end of year	5.43	$—	5.96	$—

As of December 31, 2021, there was approximately $127 thousand of total unrecognized compensation cost related to stock option compensation arrangements granted, net of estimated forfeitures. That cost is expected to be recognized over the remaining weighted average period of 1.5 years.

For the years ended December 31, 2021 and 2020, the aggregate grant-date fair value of stock options granted was approximately $167 thousand and $94 thousand, respectively.

For the years ended December 31, 2021 and 2020, total stock-based compensation expense was $884 thousand and $702 thousand, respectively.

Additional information regarding stock options outstanding as of December 31, 2021 is as follows:

	Stock Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
Exercise		Remaining	Average		Average
Price	Number	Contractual	Exercise	Number	Exercise
Range	Outstanding	Life in Years	Price	Exercisable	Price
$3.22 – 3.74	150,872	7.91	$3.45	53,671	$3.59
3.75 – 5.38	200,000	7.16	3.75	133,334	3.75
5.39 – 9.85	27,582	4.01	7.01	27,582	7.01
9.86 – 17.39	86,524	4.15	11.99	86,524	11.99
17.40 – 20.49	51,250	4.55	17.40	51,250	17.40
20.50 – 20.50	54,000	3.56	20.50	54,000	20.50
$3.22 – 20.50	570,228	6.17	$7.89	406,361	$9.65

In addition to the options granted, the Company has granted DSUs, which vest between one and three year periods. The fair value of each DSU was measured on the date of grant using the grant date price of the Company’s stock. In 2021, the Company did not grant any DSUs.

The following table summarizes activity, pricing and other information for the Company’s DSUs for the year ended December 31, 2021:

Weighted-
Average
	Number of	Grant Date
	Shares	Fair Value
DSUs outstanding at the beginning of the year	54,500	$6.61
DSUs granted	—	—
DSUs issued	—	—
DSUs forfeited/cancelled	—	—
DSUs outstanding at the end of the period	54,500	$6.61

As of December 31, 2021, there was approximately $6 thousand of total unrecognized compensation cost related to the DSU compensation arrangements granted under the plan. This cost is expected to be recognized over a weighted average period of 0.2 years.

The following table summarizes activity, pricing and other information for the Company’s RSUs for the ended December 31, 2021:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
RSUs outstanding at beginning of the year	267,221	$5.04
RSUs granted	245,332	3.29
RSUs issued	(94,493)	4.78
RSUs forfeited/cancelled	(20,231)	3.29
RSUs outstanding at end of the period	397,829	$4.11

For the year ended December 31, 2021, the aggregate grant-date fair value of RSUs granted was approximately $807 thousand. As of December 31, 2021, there was approximately $1.0 million of total unrecognized compensation cost related to the RSU compensation arrangements granted under the plan. This cost is expected to be recognized over a weighted average period of 1.7 years.

401(k) Plan

After meeting certain employment requirements, employees can participate in the Company’s 401(k) plan. Under the 401(k) plan, employees may contribute up to 25% of their salaries, pursuant to certain restrictions. Effective January 1, 2020, the Company matches 50% of the first 6% of employee contributions. Additional contributions may be made at the discretion of the board of directors. During the years ended December 31, 2021 and 2020, the Company recorded compensation expense of approximately $1.0 million and $1.0 million for basic matching contributions, respectively. There were no discretionary matching contributions recorded during the years ended December 31, 2021 or 2020.